Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liabilities [Line Items]
Description of valuation methods	The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
Financial liabilities measured at fair value	€ 107,982	€ 71,041
Comparative price percentage for securities without quoted prices and without expected price recovery	0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery	100.00%
Minimum level of volatility	0.00%
Mortgage prepayment rate	5.00%
Description of interest rate	Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Financial liabilities, class [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	€ 47	113
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	(75)	50
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets, at fair value	6,903	6,228	€ 4,101
Financial assets classified as Level 3 based on quoted price	€ 2,000	€ 2,000
Percentage on financial asset based on unadjusted quoted price	28.40%	32.50%
Amount of risk neutral designed financial assets	€ 3,600	€ 2,900
Financial assets using unobervable inputs	1,400	1,300
Financial liabilities measured at fair value	545	330
Financial Liabilities classified as Level 3 based on unadjusted quoted price	€ 0	€ 100
Percentage on financial liabilities based on unadjusted quoted price	5.40%	42.00%
Financial liabilities designed to be fully neutral in terms of market risk	€ 200	€ 100
Financial liabilities using unobservable inputs	€ 300	€ 100
Percentage of valuation certainty	90.00%